OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
	US dollars
	December 31,
(in thousands)	2021	2020

Deferred contract costs (*)	2,840	2,674
Deposits	306	279
	3,146	2,953
(*)	See Note 1W.